Equity and Warrants - Warrants (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 23, 2020 D $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Minimum share price of common stock | $ / shares	$ 18.00
Share price length of trading day period | D	30
Proceeds from exercise of warrants | $		$ 89,771
Merger Agreement
Class of Stock [Line Items]
Stock called by warrants	14,325,000		14,325,000
Single share price | $ / shares	$ 1
Share Price | $ / shares	$ 11.50
Number of days for determining share price commencement	30 days
Expiring period after merger for determining share price	5 years
Redemption price per share | $ / shares	$ 0.01
Minimum number of notice days | D	30
Share price number of trading day period | D	20
Share price length of trading day period | D	30
Public Warrants
Class of Stock [Line Items]
Share Price | $ / shares		$ 11.50
Warrants exercise		8,087,623
Proceeds from exercise of warrants | $		$ 89,800
Warrant exercises receivables | $		$ 3,200
Public Warrants | Merger Agreement
Class of Stock [Line Items]
Stock called by warrants	8,625,000
Private Warrants | Merger Agreement
Class of Stock [Line Items]
Stock called by warrants	5,700,000		5,700,000
Warrants exercise	5,700,000
Common stock warrants
Class of Stock [Line Items]
Conversion of common stock (In shares)			1,705,266
Common stock warrants | Common Stock
Class of Stock [Line Items]
Conversion of common stock (In shares)			1,705,266
Redeemable convertible preferred stock warrants
Class of Stock [Line Items]
Conversion of common stock (In shares)			702,791
Redeemable Convertible Preferred Stock | Common Stock
Class of Stock [Line Items]
Conversion of common stock (In shares)			702,791